Shareholder Report, Average Annual Return (Details) 74300026000_Franklin Strategic Income VIP Fund_Class 4_TSR Annual {Class 4}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 4
Average Annual Return, Percent	7.05%	1.81%	3.00%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%